UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadwood Capital, Inc.

Address:  724 Fifth Avenue, 9th Floor
          New York, New York 10019


13F File Number: 028-13773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Neal C. Bradsher
Title:  President
Phone:  212-508-5735


Signature, Place and Date of Signing:

  /s/ Neal C. Bradsher           New York, New York         August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $258,380
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number            Name

     1.   028-13770                       Broadwood Partners, L.P.
         -----------------------     ---------------------------------------


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                                                               VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED NONE
ALERE INC                       PERP PFD CONV SE   01449J204    18,135     65,001   SH       Shared-Defined  1       65,001
BIOTIME INC                     COM                09066L105    42,463  8,277,392   SH       Shared-Defined  1    8,277,392
DEUTSCHE BK AG LDN BRH          PS GOLD SH ETN     25154H731     1,583    111,800   SH       Shared-Defined  1      111,800
HANSEN NAT CORP                 COM                411310105    66,344    819,568   SH       Shared-Defined  1      819,568
PALOMAR MED TECHNOLOGIES INC    COM NEW            697529303     7,493    664,300   SH       Shared-Defined  1      664,300
QUESTCOR PHARMACEUTICALS INC    COM                74835Y101    86,246  3,578,660   SH       Shared-Defined  1    3,578,660
SOLTA MED INC                   COM                83438K103     2,944  1,066,587   SH       Shared-Defined  1    1,066,587
STAAR SURGICAL CO               COM PAR $0.01      852312305    32,223  6,079,731   SH       Shared-Defined  1    6,079,731
ZEBRA TECHNOLOGIES CORP         CL A               989207105       949     22,500   SH       Shared-Defined  1       22,500


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